INVESTMENT IN ASSOCIATES (Narrative) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 22, 2020	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 $ / shares	Nov. 18, 2020 USD ($) shares	Jun. 09, 2020 USD ($) shares
New Pacific Metals Corp ("NUAG") [Member]
Disclosure of associates [line items]
Shares purchased					1,320,710
Shares purchased, value | $					$ 5,805
Proportion of ownership interest held		28.60%	28.80%
WHG owns in Skukum Gold Project [Member]
Disclosure of associates [line items]
Proportion of ownership interest held	100.00%
Whitehorse Gold Corp WHG [Member]
Disclosure of associates [line items]
Shares purchased		4,000,000		5,774,000
Shares purchased, value | $		$ 4,960		$ 1,326
Common shares distributed				5,740,285
Warrant exercise price | $ / shares			$ 2
Warrant expiration date			May 14, 2026
Proportion of ownership interest held		26.99%